Related Party Balances, Transactions and Arrangements (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Due from/to Related Parties

Due from/to Related Parties

	2013	2014	2014
	Rmb	Rmb	US$
Due from:
CSH[1] and its subsidiaries	87	—	—
GDI and its subsidiaries (“GDI Group”)	2	2	1
Hanny and its subsidiaries (except GDI Group)
(note 1)	312	320	51

	401	322	52

Due to:
CSH[1] and its subsidiaries	287	—	—

[1]	Ms Eva Chan Ling is the deputy chairman and a director of the Company. She is also an executive director of CSH until June 1, 2014 and the managing director of Rosedale.